Long-term Investments	12 Months Ended
Aug. 31, 2021
Long-Term Investments [Abstract]
Long-term Investments
11.	Long-term Investments

The Company’s long-term investments comprised of the following:

	As of August 31,
	2020	2021	2021
	RMB	RMB	US$
Equity securities without readily determinable fair value	349,765	-	-
Equity method investments	84,272	-	-
Available-for-sale investments	614,141	-	-
	1,048,178	-	-

There were no impairment indicators for the investments and there were no impairment losses recognized for the year ended August 31, 2020. For the year ended August 31, 2021, the Company assessed all long-term investments for the impairment consideration. All the investments by the Company were related to the same industry which have been impacted materially by the policy directives of the Opinion. Juren Education Group and its affiliated companies, the biggest investment project with amount of RMB903,891 (US$139,913) by the Company, have announced its bankruptcy in August 2021. As a result, the Company recognized impairment loss with amount of RMB1,652,308 (US$255,759) on the long-term investments.